Summary of Material Accounting Policies - Schedule of Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2024
Buildings and Facilities [Member] | Top of Range [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	10 years
Buildings and Facilities [Member] | Bottom of range [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	30 years
Computer Equipment [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	3 years
Exploration Equipment and Structures [Member] | Top of Range [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	3 years
Exploration Equipment and Structures [Member] | Bottom of range [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	10 years
Leasehold Improvement [Member] | Top of Range [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	3 years
Leasehold Improvement [Member] | Bottom of range [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful life	4 years